Related Parties	12 Months Ended
Mar. 31, 2020
Disclosure Of Related Party [Abstract]
Related Parties
39)	RELATED PARTIES

For the purpose of the consolidated financial statements, parties are considered to be related to the Group, if the Group has the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control or common significant influence. Related parties may be individuals or other entities.

Related parties and nature of related party relationships:

Nature of relationship	Name of related parties
Key management personnel	Deep Kalra
Key management personnel	Rajesh Magow
Key management personnel	Mohit Kabra
Key management personnel	Aditya Tim Guleri
Key management personnel	James Jianzhang Liang#
Key management personnel	Paul Laurence Halpin#^ (from April 30, 2018)
Key management personnel	Jane Jie Sun# (from August 30, 2019)
Key management personnel	Cindy Xiaofan Wang# (from August 30, 2019)
Key management personnel	Xing Xiong# (from August 30, 2019)
Key management personnel	Xiangrong Li (from September 6, 2019)
Key management personnel	Vivek Narayan Gour (upto September 6, 2019)
Key management personnel	Patrick Luke Kolek* (upto August 30, 2019)
Key management personnel	Charles St Leger Searle* (upto August 30, 2019)
Key management personnel	Aileen O’Toole* (from January 24, 2019 to August 30, 2019)
Key management personnel	Oliver Minho Rippel*(upto January 24, 2019)
Key management personnel	Yuvraj (Raj) Thacoor* (upto April 30, 2018)
Key management personnel	Ashish Kashyap (upto September 30, 2017)
Key management personnel	Mohit Gupta (upto May 31, 2017)
Key management personnel	Saujanya Shrivastava (upto May 31, 2017)
Key management personnel	Yuvaraj Srivastava (upto May 31, 2017)
Key management personnel	Sanjay Mohan (upto May 31, 2017)
Key management personnel	Ranjeet Oak (upto May 31, 2017)
Key management personnel	Anshuman Bapna (upto May 31, 2017)
Entity providing key management personnel services	IQ EQ Corporate Services (Mauritius) Limited
Entities having significant influence over the Company and its subsidiaries	Naspers Limited and its subsidiaries (upto August 30, 2019)
Entities having significant influence over the Company and its subsidiaries	Trip.com Group Limited (formerly known as Ctrip.com International, Limited) and its subsidiaries (from August 30, 2019)
Equity-accounted investee	Inspirock, Inc.
Equity—accounted investee	Simplotel Technologies Private Limited
Equity—accounted investee	Saaranya Hospitality Technologies Private Limited
Equity-accounted investee	Pasajebus SpA (from May 7, 2019)
Equity-accounted investee and its subsidiaries	HolidayIQ Pte. Ltd and its subsidiaries (upto January 10, 2020)

Notes: #	nominees of Ttrip.com Group, Ltd. (Trip.com)
*	nominees of MIH Internet SEA Pte. Ltd. (MIH) (subsidiary of Naspers Limited)
^	Paul Laurence Halpin, who was formerly a nominee of MIH, continues to serve on the board of directors of the Group as a nominee of Trip.com with effect from August 30, 2019.
(A)	Transactions with Key Management Personnel:

Key Management Personnel Compensation**

Key management personnel compensation comprised:

	For the year ended March 31
Particulars	2018	2019	2020
Short-term employee benefits	4,976	2,239	2,287
Contribution to defined contribution plan	94	68	184
Share based payment	27,714	21,984	19,804
Legal and professional	86	76	77
Total	32,870	24,367	22,352

Note: **	Provision for gratuity and compensated absences has not been considered, since the provisions are based on actuarial valuations for the Group’s entities as a whole.

During the year ended March 31, 2018, USD 2,179 was accrued as severance cost to be paid to Ashish Kashyap over the period of two years in equal monthly installments as per the separation agreement entered with him. As at March 31, 2020, Nil (March 31, 2019: USD 607) is outstanding against amount payable towards severance cost.

(B)	Transactions with Entity providing Key Management Personnel Services:

	For the year ended March 31
Transactions	2018	2019	2020
Key management personnel services	2	2	4
Consultancy services	22	26	28

(C)	Transactions with entity having significant influence over the company and its subsidiaries:
a)	MIH Internet SEA Pte. Ltd.

Pursuant to the acquisition of Ibibo Group, the Company received an entitlement on future proceeds from sale of stake in an Indian entity, engaged in the business-to-business online travel industry, from MIH. In September 2018, the Company realised USD 17,101 against this entitlement.

As per the terms of the ibibo Group acquisition agreement, as a key condition to the completion of the transaction, MIH contributed its pro rata share of consolidated net working capital of approximately USD 82,826 in cash to MMYT at the closing (which was subject to adjustments after completion). In May 2017, MIH agreed to the working capital adjustment and total pro rate share contributed by MIH was USD 83,260. During the year ended March 31, 2018, difference of USD 434 has been received by the Company.

b)	Naspers Limited and its subsidiaries

The Company collects payment from end customers through subsidiaries of Naspers Limited which are online payment service providers. In this arrangement, payment of USD 402,242 (March 31, 2019: USD 1,002,195 and March 31, 2018: 1,252,022) was collected by these entities on behalf of the Company and such amounts were remitted to the Company within a predefined time period. Further, service fee of USD 5,070 (March 31, 2019: USD 11,333 and March 31, 2018: 14,940) was charged by these entities for rendering these services to the Company, which is recognized under payment gateway charges (refer note 15).

The Company procured air tickets of Nil (March 31, 2019: USD 829, March 31, 2018: 21,567) as an agent from one of the subsidiaries of Naspers Limited, which operates as a travel product aggregator. The Company earned Nil, (March 31, 2019: Nil and March 31, 2018: 221) from this entity as commission in the current year on procurement of such tickets. Further, the Company also sold hotel room nights of Nil (March 31, 2019: USD 516, and March 31, 2018: 2,731) to this entity and paid commission expense of Nil (March 31, 2019: USD 26, and March 31, 2018: 70).

The Company reimbursed expenses of Nil (March 31, 2019: Nil and March 31, 2018: USD 1) against various expenses incurred on behalf of the Company by the subsidiaries of Naspers Limited.

	As at March 31
Balance Outstanding	2019	2020
Funds in transit	8,747	—
Trade and other receivables	70	—

c)	Trip.com and its subsidiaries

	For the year ended March 31
Transactions	2018	2019	2020
Sale of air ticketing^	—	—	1,241
Purchase of air ticketing^	—	—	21,610
Sale of hotel and packages^	—	—	7,734
Purchase of hotel and packages^	—	—	6,451
Commission received	—	—	190
Commission paid	—	—	1,087
Other operating expenses	—	—	1,556

^	represents gross amount booked/charged for the air ticketing and hotel and packages transactions

	As at March 31
Balance Outstanding	2019	2020
Trade and other receivables	—	657
Other trade payables	—	1,138
Prepaid expenses	—	97

(D)	Transactions with equity-accounted investee and its subsidiaries:

a)	Simplotel Technologies Private Limited

In September 2018, 1,181 preference shares held in Simplotel were converted into 2,105 equity shares.

b)	HolidayIQ Pte. Ltd and its subsidiaries

	For the year ended March 31
Transactions	2018	2019	2020
Revenue from air ticketing	36	38	6
Services received	75	—	11

	As at March 31
Balance Outstanding	2019	2020
Contract liability	2	—

During the year ended March 31, 2020, the Group has sold its entire stake in HolidayIQ Pte. Ltd. for total consideration of USD 700.

c)	PasajeBus SpA

In May 2019, the Group has acquired approximately 20.53% equity stake in PasajeBus Spa, by exercising its right which was acquired as a part of business combination.

	For the year ended March 31
Transactions	2018	2019	2020
Ancillary revenue	—	—	110

	As at March 31
Balance Outstanding	2019	2020
Trade and other receivables	—	32